Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Taxes [Line Items]
Deferred tax assets resulting from loss carryforwards	$ 340,676	$ 286,180
Loss carryforwards	1,212,459
Valuation allowance related to the loss carryforwards	323,358
non operating entity, valuation allowance	296,598
Operating loss carryforward minimum period before expiration	3 years
Operating loss carryforward maximum period before expiration	20 years
Valuation Allowance, Future Deductible Items	25,479
Accumulated undistributed earnings of foreign operations reinvested in operations	2,800,000
Amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	71,898	60,876	61,601
Accrued interest related to the gross unrecognized tax benefits excluded from the unrecognized tax benefits	$ 8,198	$ 5,184	$ 3,676